Schedules of Investments (unaudited)
December 31, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 94.3%
Communication Services — 6.8%
Diversified Telecommunication Services — 5.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	788,417	$1,123,018
BT Group PLC	5,001,694	9,023,472
Cogeco Communications Inc.	18,652	873,461
Koninklijke KPN NV	1,735,929	6,318,408
Nippon Telegraph & Telephone Corp.	36,657,958	36,853,890
Orange SA	1,378,850	13,746,858
Swisscom AG, Registered Shares	15,412	8,579,701
Total Diversified Telecommunication Services		76,518,808
Media — 0.2%
ITV PLC	2,752,572	2,537,230
Wireless Telecommunication Services — 1.4%
Freenet AG	58,949	1,681,089
SoftBank Corp.	14,831,730	18,770,878
Total Wireless Telecommunication Services		20,451,967

Total Communication Services		99,508,005
Consumer Discretionary — 7.3%
Automobile Components — 0.8%
Cie Generale des Etablissements Michelin SCA	317,391	10,451,342
TS Tech Co. Ltd.	68,600	784,387
Total Automobile Components		11,235,729
Automobiles — 6.1%
Bayerische Motoren Werke AG	271,844	22,232,445
Isuzu Motors Ltd.	418,000	5,740,984
Mercedes-Benz Group AG	577,911	32,195,382
Stellantis NV	2,246,049	29,281,634
Total Automobiles		89,450,445
Household Durables — 0.2%
Haseko Corp.	154,171	1,994,335
Man Wah Holdings Ltd.	1,525,142	944,384
Total Household Durables		2,938,719
Specialty Retail — 0.2%
Eagers Automotive Ltd.	192,332	1,409,936
Super Retail Group Ltd.	155,345	1,460,041
Total Specialty Retail		2,869,977

Total Consumer Discretionary		106,494,870
Consumer Staples — 9.2%
Beverages — 0.6%
Kirin Holdings Co. Ltd.	595,357	7,762,067
Consumer Staples Distribution & Retail — 2.2%
Kesko oyj, Class B Shares	95,168	1,791,576
Metcash Ltd.	973,358	1,868,230
Tesco PLC	6,184,222	28,525,291
Total Consumer Staples Distribution & Retail		32,185,097
Food Products — 2.6%
Nestle SA, Registered Shares	414,528	34,250,876
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
WH Group Ltd.	5,015,908	$3,880,768
Total Food Products		38,131,644
Household Products — 0.8%
Reckitt Benckiser Group PLC	192,542	11,654,283
Tobacco — 3.0%
Imperial Brands PLC	569,407	18,206,100
Japan Tobacco Inc.	984,234	25,551,506
Total Tobacco		43,757,606

Total Consumer Staples		133,490,697
Energy — 15.0%
Energy Equipment & Services — 0.1%
SBM Offshore NV	69,643	1,223,077
Oil, Gas & Consumable Fuels — 14.9%
Aker BP ASA	224,785	4,387,893
Cardinal Energy Ltd.	208,245	938,275
Eni SpA	2,227,404	30,191,799
Equinor ASA	509,554	11,907,323
Hafnia Ltd.	250,255	1,338,604
Headwater Exploration Inc.	257,713	1,184,455
New Hope Corp. Ltd.	666,228	2,045,976
OMV AG	74,029	2,862,375
Parex Resources Inc.	200,258	2,030,150
Pembina Pipeline Corp.	754,309	27,855,202
Peyto Exploration & Development Corp.	312,218	3,720,912
Repsol SA	873,404	10,572,557
Santos Ltd.	1,911,090	7,904,122
Shell PLC	1,105,710	34,287,449
TC Energy Corp.	723,569	33,703,162
TORM PLC, Class A Shares	61,429	1,180,539
TotalEnergies SE	592,272	32,731,714
Whitecap Resources Inc.	774,644	5,493,929
Yancoal Australia Ltd.	673,589	2,710,843
Total Oil, Gas & Consumable Fuels		217,047,279

Total Energy		218,270,356
Financials — 22.2%
Banks — 13.3%
ANZ Group Holdings Ltd.	1,111,313	19,637,508
Bank of Nova Scotia	642,483	34,482,869
BOC Hong Kong Holdings Ltd.	2,131,792	6,847,136
Canadian Imperial Bank of Commerce	546,111	34,527,794
Credit Agricole SA	1,021,475	14,057,337
DBS Group Holdings Ltd.	925,970	29,675,567
DNB Bank ASA	271,848	5,431,048
Nordea Bank Abp	1,069,902	11,632,784
Oversea-Chinese Banking Corp. Ltd.	1,137,852	13,920,796
Svenska Handelsbanken AB, Class A Shares	866,539	8,956,151
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
United Overseas Bank Ltd.	519,415	$13,832,537
Total Banks		193,001,527
Consumer Finance — 0.1%
Cembra Money Bank AG	9,774	884,379
Insurance — 8.8%
AXA SA	726,170	25,806,905
Generali	627,504	17,719,521
Great-West Lifeco Inc.	623,754	20,674,700
Japan Post Holdings Co. Ltd.	1,463,091	13,875,904
Mapfre SA	433,149	1,097,095
Poste Italiane SpA	381,442	5,379,674
Power Corp. of Canada	322,628	10,058,851
Swiss Life Holding AG, Registered Shares	10,911	8,422,991
Zurich Insurance Group AG	43,280	25,731,602
Total Insurance		128,767,243

Total Financials		322,653,149
Health Care — 7.4%
Pharmaceuticals — 7.4%
GSK PLC	2,182,239	36,800,352
Novartis AG, Registered Shares	313,979	30,730,965
Ono Pharmaceutical Co. Ltd.	398,400	4,143,451
Roche Holding AG	126,858	35,765,207

Total Health Care		107,439,975
Industrials — 4.5%
Air Freight & Logistics — 0.0%††
Logista Integral SA	26,537	802,389
Building Products — 0.1%
Xinyi Glass Holdings Ltd.	1,819,400	1,847,987
Construction & Engineering — 0.4%
Hazama Ando Corp.	155,347	1,176,272
INFRONEER Holdings Inc.	193,900	1,506,439
Koninklijke BAM Groep NV	168,867	734,070
Nishimatsu Construction Co. Ltd.	38,313	1,277,425
Okumura Corp.	29,737	745,506
Total Construction & Engineering		5,439,712
Electrical Equipment — 0.1%
Signify NV	70,127	1,567,065
Ground Transportation — 0.6%
Aurizon Holdings Ltd.	2,090,237	4,206,055
ComfortDelGro Corp. Ltd.	1,083,600	1,175,581
MTR Corp. Ltd.	950,265	3,315,184
Total Ground Transportation		8,696,820
Industrial Conglomerates — 0.8%
CK Hutchison Holdings Ltd.	1,397,527	7,466,239
Keppel Ltd.	767,220	3,846,786
Total Industrial Conglomerates		11,313,025
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 1.6%
Hitachi Construction Machinery Co. Ltd.	221,400	$4,954,593
SKF AB, Class B Shares	251,157	4,718,890
Volvo AB, Class B Shares	569,847	13,852,605
Total Machinery		23,526,088
Marine Transportation — 0.1%
Wallenius Wilhelmsen ASA	98,696	812,520
Passenger Airlines — 0.3%
Singapore Airlines Ltd.	980,913	4,630,611
Trading Companies & Distributors — 0.5%
Kanematsu Corp.	85,157	1,426,688
Sojitz Corp.	272,300	5,617,184
Total Trading Companies & Distributors		7,043,872

Total Industrials		65,680,089
Information Technology — 1.7%
Electronic Equipment, Instruments & Components — 0.2%
Citizen Watch Co. Ltd.	201,700	1,198,701
Venture Corp. Ltd.	125,844	1,213,054
Total Electronic Equipment, Instruments & Components		2,411,755
IT Services — 0.0%††
TietoEVRY oyj	50,157	883,978
Technology Hardware, Storage & Peripherals — 1.5%
Canon Inc.	658,488	21,624,183

Total Information Technology		24,919,916
Materials — 10.5%
Chemicals — 0.4%
Nippon Shokubai Co. Ltd.	100,700	1,227,033
Solvay SA	48,229	1,556,167
Tosoh Corp.	246,037	3,314,987
Total Chemicals		6,098,187
Construction Materials — 1.2%
Holcim AG	181,248	17,471,807
Metals & Mining — 8.9%
BHP Group Ltd.	1,370,503	33,560,042
Fortescue Ltd.	2,665,024	30,113,415
JFE Holdings Inc.	919,600	10,412,498
Labrador Iron Ore Royalty Corp.	62,436	1,255,926
Nippon Steel Corp.	851,300	17,236,171
Rio Tinto PLC	590,790	34,945,751
Yamato Kogyo Co. Ltd.	35,400	1,672,242
Total Metals & Mining		129,196,045

Total Materials		152,766,039
Real Estate — 2.6%
Diversified REITs — 0.3%
Activia Properties Inc.	602	1,258,316
Daiwa House REIT Investment Corp.	722	1,064,900
Hulic REIT Inc.	846	739,093
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Diversified REITs — continued
Star Asia Investment Corp.	3,088	$1,013,876
Total Diversified REITs		4,076,185
Hotel & Resort REITs — 0.0%††
CapitaLand Ascott Trust	1,197,100	763,434
Industrial REITs — 0.5%
CapitaLand Ascendas REIT	2,750,966	5,182,512
Mapletree Industrial Trust	1,342,656	2,175,099
Total Industrial REITs		7,357,611
Office REITs — 0.1%
Mori Hills REIT Investment Corp.	1,062	837,247
Real Estate Management & Development — 1.4%
Daiwa House Industry Co. Ltd.	372,595	11,517,349
Sino Land Co. Ltd.	849,770	858,746
Sun Hung Kai Properties Ltd.	905,686	8,703,642
Total Real Estate Management & Development		21,079,737
Retail REITs — 0.3%
AEON REIT Investment Corp.	917	739,272
Frasers Centrepoint Trust	904,309	1,398,689
SmartCentres Real Estate Investment Trust	93,202	1,585,121
Total Retail REITs		3,723,082

Total Real Estate		37,837,296
Utilities — 7.1%
Electric Utilities — 4.4%
CK Infrastructure Holdings Ltd.	519,708	3,863,714
EDP SA	1,693,908	5,421,746
Enel SpA	4,834,150	34,469,699
Origin Energy Ltd.	970,507	6,549,697
Power Assets Holdings Ltd.	820,924	5,727,905
Redeia Corp. SA	177,583	3,034,140
Terna - Rete Elettrica Nazionale SpA	712,286	5,620,303
Total Electric Utilities		64,687,204
Gas Utilities — 0.6%
Italgas SpA	602,379	3,374,562
Rubis SCA	46,822	1,157,803
Snam SpA	999,736	4,427,667
Total Gas Utilities		8,960,032
Independent Power and Renewable Electricity Producers — 0.4%
Capital Power Corp.	126,238	5,593,023
Multi-Utilities — 1.7%
A2A SpA	1,742,343	3,870,003
Canadian Utilities Ltd., Class A Shares	144,481	3,501,017
Engie SA	1,105,425	17,524,870
Total Multi-Utilities		24,895,890

Total Utilities		104,136,149
Total Common Stocks (Cost — $1,350,471,892)		1,373,196,541
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 2.1%
Consumer Discretionary — 2.1%
Automobiles — 2.1%
Porsche Automobil Holding SE	7.043%	159,102	$5,988,670 (a)
Volkswagen AG	10.175%	267,644	24,677,037 (a)

Total Preferred Stocks (Cost — $37,938,809)			30,665,707
Total Investments before Short-Term Investments (Cost — $1,388,410,701)			1,403,862,248

Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $7,018,939)	4.365%	7,018,939	7,018,939 (b)
Total Investments — 96.9% (Cost — $1,395,429,640)			1,410,881,187
Other Assets in Excess of Liabilities — 3.1%			45,020,364
Total Net Assets — 100.0%			$1,455,901,551

††	Represents less than 0.1%.
(a)	The rate shown represents the yield as of December 31, 2024.
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	60	3/25	$7,012,324	$6,802,500	$(209,824)
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	642,495	CHF	571,926	State Street Global Markets, LLC	1/8/25	$10,814
USD	844,094	CHF	753,678	State Street Global Markets, LLC	1/8/25	11,672
USD	1,296,536	CHF	1,132,121	State Street Global Markets, LLC	1/8/25	46,131
USD	167,952,906	CHF	147,287,980	State Street Global Markets, LLC	1/8/25	5,276,274
USD	5,003	DKK	35,478	State Street Global Markets, LLC	1/8/25	75
USD	6,521	DKK	46,746	State Street Global Markets, LLC	1/8/25	27
USD	9,988	DKK	70,221	State Street Global Markets, LLC	1/8/25	233
USD	1,296,034	DKK	9,126,318	State Street Global Markets, LLC	1/8/25	28,240
USD	1,488,705	EUR	1,415,555	State Street Global Markets, LLC	1/8/25	22,417
USD	1,940,862	EUR	1,865,166	State Street Global Markets, LLC	1/8/25	8,849
USD	2,971,322	EUR	2,801,820	State Street Global Markets, LLC	1/8/25	69,086
USD	385,516,229	EUR	364,137,360	State Street Global Markets, LLC	1/8/25	8,328,350
USD	701,326	GBP	552,696	State Street Global Markets, LLC	1/8/25	9,178
USD	913,128	GBP	728,253	State Street Global Markets, LLC	1/8/25	1,127
USD	1,399,860	GBP	1,093,957	State Street Global Markets, LLC	1/8/25	29,884
USD	181,380,873	GBP	142,193,709	State Street Global Markets, LLC	1/8/25	3,309,860
USD	4,487	ILS	16,097	State Street Global Markets, LLC	1/8/25	69
USD	5,806	ILS	21,209	State Street Global Markets, LLC	1/8/25	(16)
USD	8,942	ILS	31,856	State Street Global Markets, LLC	1/8/25	197
USD	1,150,558	ILS	4,137,688	State Street Global Markets, LLC	1/8/25	14,737
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	95,272	NOK	1,063,032	State Street Global Markets, LLC	1/8/25	$1,675
USD	122,892	NOK	1,399,405	State Street Global Markets, LLC	1/8/25	(322)
USD	189,884	NOK	2,104,295	State Street Global Markets, LLC	1/8/25	4,607
USD	24,826,493	NOK	274,290,813	State Street Global Markets, LLC	1/8/25	675,946
USD	112,517	SEK	1,223,941	State Street Global Markets, LLC	1/8/25	1,697
USD	146,251	SEK	1,612,813	State Street Global Markets, LLC	1/8/25	221
USD	222,913	SEK	2,422,577	State Street Global Markets, LLC	1/8/25	3,564
USD	28,958,002	SEK	314,350,172	State Street Global Markets, LLC	1/8/25	495,630
USD	462,923	AUD	726,614	UBS Securities LLC	1/8/25	13,034
USD	597,677	AUD	956,718	UBS Securities LLC	1/8/25	5,318
USD	930,295	AUD	1,438,369	UBS Securities LLC	1/8/25	39,718
USD	120,537,409	AUD	187,308,044	UBS Securities LLC	1/8/25	4,564,248
USD	744,375	CAD	1,058,247	UBS Securities LLC	1/8/25	8,335
USD	970,870	CAD	1,394,095	UBS Securities LLC	1/8/25	1,239
USD	1,486,126	CAD	2,094,950	UBS Securities LLC	1/8/25	29,030
USD	194,477,019	CAD	272,637,333	UBS Securities LLC	1/8/25	4,850,215
USD	167,716	HKD	1,304,187	UBS Securities LLC	1/8/25	(190)
USD	221,054	HKD	1,718,684	UBS Securities LLC	1/8/25	(216)
USD	332,144	HKD	2,581,420	UBS Securities LLC	1/8/25	(197)
USD	43,264,047	HKD	336,525,063	UBS Securities LLC	1/8/25	(61,426)
USD	798,745	JPY	122,838,794	UBS Securities LLC	1/8/25	16,361
USD	1,035,419	JPY	161,711,378	UBS Securities LLC	1/8/25	5,449
USD	1,616,974	JPY	243,277,501	UBS Securities LLC	1/8/25	67,494
USD	212,206,762	JPY	31,752,073,316	UBS Securities LLC	1/8/25	9,971,774
USD	302,748	SGD	408,332	UBS Securities LLC	1/8/25	3,324
USD	396,761	SGD	538,072	UBS Securities LLC	1/8/25	2,201
USD	604,947	SGD	808,229	UBS Securities LLC	1/8/25	12,285
USD	78,590,318	SGD	105,098,832	UBS Securities LLC	1/8/25	1,522,851
Net unrealized appreciation on open forward foreign currency contracts						$39,401,069

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2024
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 1.9%
Media — 1.9%
Interpublic Group of Cos. Inc.	171,028	$4,792,204
Omnicom Group Inc.	61,771	5,314,777

Total Communication Services		10,106,981
Consumer Discretionary — 7.3%
Hotels, Restaurants & Leisure — 4.6%
Darden Restaurants Inc.	54,442	10,163,777
McDonald’s Corp.	50,476	14,632,488
Total Hotels, Restaurants & Leisure		24,796,265
Specialty Retail — 2.7%
Home Depot Inc.	36,508	14,201,247

Total Consumer Discretionary		38,997,512
Consumer Staples — 24.4%
Beverages — 7.0%
Coca-Cola Co.	204,685	12,743,688
Keurig Dr Pepper Inc.	377,151	12,114,090
PepsiCo Inc.	80,489	12,239,157
Total Beverages		37,096,935
Consumer Staples Distribution & Retail — 1.9%
Sysco Corp.	134,006	10,246,099
Food Products — 8.1%
General Mills Inc.	160,515	10,236,042
Hershey Co.	66,575	11,274,476
Kellanova	120,988	9,796,398
Mondelez International Inc., Class A Shares	197,287	11,783,953
Total Food Products		43,090,869
Household Products — 2.2%
Kimberly-Clark Corp.	88,921	11,652,208
Tobacco — 5.2%
Altria Group Inc.	279,529	14,616,571
Philip Morris International Inc.	105,930	12,748,675
Universal Corp.	7,283	399,400
Total Tobacco		27,764,646

Total Consumer Staples		129,850,757
Energy — 6.3%
Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp.	92,507	13,398,714
Diamondback Energy Inc.	34,615	5,670,975
DT Midstream Inc.	23,548	2,341,378
International Seaways Inc.	29,344	1,054,623
ONEOK Inc.	112,442	11,289,177

Total Energy		33,754,867
Financials — 8.3%
Banks — 7.1%
Atlantic Union Bankshares Corp.	17,123	648,619
Bank of Hawaii Corp.	11,312	805,867
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Community Financial System Inc.	10,950	$675,396
CVB Financial Corp.	30,747	658,293
First Commonwealth Financial Corp.	19,144	323,917
First Financial Bancorp	13,513	363,229
First Hawaiian Inc.	27,971	725,847
First Interstate BancSystem Inc., Class A Shares	27,728	900,328
First Merchants Corp.	9,801	390,962
FNB Corp.	85,044	1,256,950
Fulton Financial Corp.	46,138	889,541
Hope Bancorp Inc.	28,004	344,169
NBT Bancorp Inc.	7,555	360,827
Northwest Bancshares Inc.	27,660	364,835
Old National Bancorp	90,128	1,956,228
PNC Financial Services Group Inc.	53,650	10,346,403
Preferred Bank	3,616	312,350
Provident Financial Services Inc.	25,640	483,827
Towne Bank	10,266	349,660
United Bankshares Inc.	21,321	800,604
US Bancorp	285,466	13,653,839
Valley National Bancorp	157,822	1,429,867
Total Banks		38,041,558
Capital Markets — 0.2%
Federated Hermes Inc.	21,779	895,335
Insurance — 0.9%
American Financial Group Inc.	12,203	1,670,957
CNA Financial Corp.	13,733	664,265
Fidelity National Financial Inc.	49,555	2,782,018
Total Insurance		5,117,240
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	30,486	341,138

Total Financials		44,395,271
Health Care — 2.3%
Health Care Providers & Services — 0.0%††
Premier Inc., Class A Shares	13,996	296,715
Pharmaceuticals — 2.3%
Johnson & Johnson	83,929	12,137,812

Total Health Care		12,434,527
Industrials — 4.7%
Aerospace & Defense — 2.4%
Lockheed Martin Corp.	26,240	12,751,065
Professional Services — 2.1%
Paychex Inc.	78,494	11,006,429
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co. Inc., Class A Shares	17,933	1,339,416

Total Industrials		25,096,910
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 5.5%
Communications Equipment — 2.8%
Cisco Systems Inc.	247,345	$14,642,824
IT Services — 2.7%
International Business Machines Corp.	65,358	14,367,649

Total Information Technology		29,010,473
Materials — 2.4%
Chemicals — 1.1%
LyondellBasell Industries NV, Class A Shares	78,215	5,809,028
Containers & Packaging — 1.3%
Packaging Corp. of America	25,028	5,634,554
Sonoco Products Co.	29,561	1,444,055
Total Containers & Packaging		7,078,609

Total Materials		12,887,637
Real Estate — 13.0%
Diversified REITs — 1.1%
American Assets Trust Inc.	12,044	316,275
Broadstone Net Lease Inc.	47,804	758,172
Essential Properties Realty Trust Inc.	52,931	1,655,682
WP Carey Inc.	53,305	2,904,056
Total Diversified REITs		5,634,185
Health Care REITs — 0.7%
CareTrust REIT Inc.	56,822	1,537,035
Healthpeak Properties Inc.	67,602	1,370,293
LTC Properties Inc.	12,020	415,291
National Health Investors Inc.	9,640	668,052
Total Health Care REITs		3,990,671
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT Inc.	85,508	1,312,548
Host Hotels & Resorts Inc.	321,140	5,626,372
Total Hotel & Resort REITs		6,938,920
Industrial REITs — 0.4%
LXP Industrial Trust	74,690	606,483
STAG Industrial Inc.	48,031	1,624,408
Total Industrial REITs		2,230,891
Office REITs — 0.3%
Easterly Government Properties Inc.	34,031	386,592
Highwoods Properties Inc.	35,087	1,072,961
Total Office REITs		1,459,553
Residential REITs — 2.5%
Equity Residential	60,858	4,367,170
Essex Property Trust Inc.	15,247	4,352,104
Mid-America Apartment Communities Inc.	30,770	4,756,119
Total Residential REITs		13,475,393
Retail REITs — 3.7%
Agree Realty Corp.	36,771	2,590,517
Brixmor Property Group Inc.	97,911	2,725,842
Federal Realty Investment Trust	24,953	2,793,488
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Retail REITs — continued
Getty Realty Corp.	13,057	$393,408
Kimco Realty Corp.	190,170	4,455,683
NETSTREIT Corp.	37,838	535,408
NNN REIT Inc.	43,618	1,781,795
Regency Centers Corp.	47,328	3,498,959
Retail Opportunity Investments Corp.	42,960	745,786
Total Retail REITs		19,520,886
Specialized REITs — 3.0%
CubeSmart	57,354	2,457,619
EPR Properties	26,999	1,195,516
Four Corners Property Trust Inc.	21,918	594,854
Gaming and Leisure Properties Inc.	55,339	2,665,126
National Storage Affiliates Trust	33,471	1,268,886
Uniti Group Inc.	72,872	400,796
VICI Properties Inc.	248,192	7,249,688
Total Specialized REITs		15,832,485

Total Real Estate		69,082,984
Utilities — 23.4%
Electric Utilities — 15.9%
ALLETE Inc.	16,469	1,067,191
Alliant Energy Corp.	62,428	3,691,992
American Electric Power Co. Inc.	121,494	11,205,392
Duke Energy Corp.	117,349	12,643,181
Entergy Corp.	124,096	9,408,959
Evergy Inc.	81,994	5,046,731
Exelon Corp.	264,401	9,952,054
IDACORP Inc.	13,319	1,455,500
OGE Energy Corp.	48,874	2,016,052
Pinnacle West Capital Corp.	43,157	3,658,419
Portland General Electric Co.	38,021	1,658,476
Southern Co.	154,701	12,734,986
Xcel Energy Inc.	148,526	10,028,476
Total Electric Utilities		84,567,409
Gas Utilities — 0.7%
New Jersey Resources Corp.	20,076	936,545
Northwest Natural Holding Co.	11,205	443,270
ONE Gas Inc.	16,971	1,175,242
Spire Inc.	15,824	1,073,342
Total Gas Utilities		3,628,399
Multi-Utilities — 6.5%
Ameren Corp.	64,245	5,726,799
Avista Corp.	21,280	779,487
Black Hills Corp.	19,878	1,163,261
Consolidated Edison Inc.	74,297	6,629,521
DTE Energy Co.	47,516	5,737,557
NiSource Inc.	160,133	5,886,489
Northwestern Energy Group Inc.	13,517	722,619
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
WEC Energy Group Inc.		84,653	$7,960,768
Total Multi-Utilities			34,606,501
Water Utilities — 0.3%
Essential Utilities Inc.		48,433	1,759,086

Total Utilities			124,561,395
Total Investments before Short-Term Investments (Cost — $501,883,083)			530,179,314
	Rate
Short-Term Investments — 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,866,330)	4.365%	5,866,330	5,866,330 (a)
Total Investments — 100.6% (Cost — $507,749,413)			536,045,644
Liabilities in Excess of Other Assets — (0.6)%			(3,186,102)
Total Net Assets — 100.0%			$532,859,542

††	Represents less than 0.1%.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	7	3/25	$2,154,162	$2,077,512	$(76,650)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index and Franklin Low Volatility High Dividend Index, respectively (together, the “Indices”). The Franklin International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Franklin Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc., the Funds’ subadviser.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$1,373,196,541	—	—	$1,373,196,541
Preferred Stocks	30,665,707	—	—	30,665,707
Total Long-Term Investments	1,403,862,248	—	—	1,403,862,248
Short-Term Investments†:	7,018,939	—	—	7,018,939
Total Investments	$1,410,881,187	—	—	$1,410,881,187
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$39,463,436	—	$39,463,436
Total	$1,410,881,187	$39,463,436	—	$1,450,344,623

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$209,824	—	—	$209,824
Forward Foreign Currency Contracts††	—	$62,367	—	62,367
Total	$209,824	$62,367	—	$272,191

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$530,179,314	—	—	$530,179,314
Short-Term Investments†	5,866,330	—	—	5,866,330
Total Investments	$536,045,644	—	—	$536,045,644
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$76,650	—	—	$76,650

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report